Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Previously stated [member]	Adoption of IFRS 9 [member]	Adoption of IFRS 15 [member]	Adoption Of IFRS 16 [Member]	Restated Adjusted balance [member]	Share capital [member]	Share capital [member] Previously stated [member]	Share capital [member] Restated Adjusted balance [member]	Share Premium [member]	Share Premium [member] Previously stated [member]	Share Premium [member] Restated Adjusted balance [member]	Retained earnings [member]	Retained earnings [member] Previously stated [member]	Retained earnings [member] Adoption of IFRS 9 [member]	Retained earnings [member] Adoption of IFRS 15 [member]	Retained earnings [member] Adoption Of IFRS 16 [Member]	Retained earnings [member] Restated Adjusted balance [member]	Other components of equity: Foreign Currency translation reserve [member]	Other components of equity: Foreign Currency translation reserve [member] Previously stated [member]	Other components of equity: Foreign Currency translation reserve [member] Restated Adjusted balance [member]	Other components of equity: Cash flow hedging reserve [member]	Other components of equity: Cash flow hedging reserve [member] Previously stated [member]	Other components of equity: Cash flow hedging reserve [member] Adoption of IFRS 9 [member]	Other components of equity: Cash flow hedging reserve [member] Restated Adjusted balance [member]	Other components of equity: Pension adjustments [member]	Other components of equity: Pension adjustments [member] Previously stated [member]	Other components of equity: Pension adjustments [member] Restated Adjusted balance [member]	Treasury shares [member]	Treasury shares [member] Previously stated [member]	Treasury shares [member] Restated Adjusted balance [member]
Beginning balance at Mar. 31, 2018		$ 494,956	$ 16	$ 5,511		$ 500,483		$ 8,533	$ 8,533		$ 371,764	$ 371,764		$ 364,424	$ 2,777	$ 5,511		$ 372,712		$ (117,965)	$ (117,965)		$ (20)	$ (2,761)	$ (2,781)		$ 2,451	$ 2,451		$ (134,231)	$ (134,231)
Beginning balance, shares at Mar. 31, 2018								54,834,080	54,834,080																					4,400,000	4,400,000
Shares issued for exercised options and RSUs (Refer note 24)							$ 96			$ (96)
Shares issued for exercised options and RSUs (Refer note 24), shares							719,140
Cancellation of treasury shares (Refer Note 19)							$ (573)			(133,658)																			$ 134,231
Cancellation of treasury shares (Refer Note 19), shares							(4,400,000)																						(4,400,000)
Purchase of treasury shares (Refer note 19)	$ (56,417)																												$ (56,417)
Purchase of treasury shares (Refer note 19), shares																													1,101,300
Share-based compensation expense (Refer note 24)	30,305									30,305
Excess tax benefits relating to share-based options and RSUs (Refer note 25)	1,214									1,214
Transactions with owners	(24,898)						$ (477)			(102,235)																			$ 77,814
Transactions with owners, shares							(3,680,860)																						(3,298,700)
Profit after tax	105,433												$ 105,433
Other comprehensive income/(loss), net of taxes	(28,599)																		$ (37,230)			$ 8,735				$ (104)
Total comprehensive income/(loss) for the period	76,834												105,433						(37,230)			8,735				(104)
Ending balance at Mar. 31, 2019	552,419				$ (8,574)	$ 543,845	$ 8,056		$ 8,056	269,529		$ 269,529	478,145				$ (8,574)	$ 469,571	(155,195)		$ (155,195)	5,954			$ 5,954	2,347		$ 2,347	$ (56,417)		$ (56,417)
Ending balance, shares at Mar. 31, 2019							51,153,220		51,153,220																				1,101,300		1,101,300
Shares issued for exercised options and RSUs (Refer note 24)							$ 99			(99)
Shares issued for exercised options and RSUs (Refer note 24), shares							780,420
Cancellation of treasury shares (Refer Note 19)							$ (281)			(119,873)																			$ 120,154
Cancellation of treasury shares (Refer Note 19), shares							(2,200,000)																						(2,200,000)
Purchase of treasury shares (Refer note 19)	(63,737)																												$ (63,737)
Purchase of treasury shares (Refer note 19), shares																													1,098,700
Share-based compensation expense (Refer note 24)	37,520									37,520
Excess tax benefits relating to share-based options and RSUs (Refer note 25)	191									191
Transactions with owners	(26,026)						$ (182)			(82,261)																			$ 56,417
Transactions with owners, shares							(1,419,580)																						(1,101,300)
Profit after tax	116,769												116,769
Other comprehensive income/(loss), net of taxes	(47,478)																		(42,196)			(4,672)				(610)
Total comprehensive income/(loss) for the period	69,291												116,769						(42,196)			(4,672)				(610)
Ending balance at Mar. 31, 2020	587,110						$ 7,874			187,268			586,340						(197,391)			1,282				1,737
Ending balance, shares at Mar. 31, 2020							49,733,640																						0
Shares issued for exercised options and RSUs (Refer note 24)							$ 103			(103)
Shares issued for exercised options and RSUs (Refer note 24), shares							768,563
Transaction charges on cancellation of treasury shares (Refer note 19)	(55)									(55)
Purchase of treasury shares (Refer note 19)	(78,563)																												$ (78,563)
Purchase of treasury shares (Refer note 19), shares																													1,100,000
Share-based compensation expense (Refer note 24)	38,230									38,230
Excess tax benefits relating to share-based options and RSUs (Refer note 25)	2,368									2,368
Transactions with owners	(38,020)						$ 103			40,440																			$ (78,563)
Transactions with owners, shares							768,563																						1,100,000
Profit after tax	102,617												102,617
Other comprehensive income/(loss), net of taxes	32,385																		36,713			(3,164)				(1,164)
Total comprehensive income/(loss) for the period	135,002												102,617						36,713			(3,164)				(1,164)
Ending balance at Mar. 31, 2021	$ 684,092						$ 7,977			$ 227,708			$ 688,957						$ (160,678)			$ (1,882)				$ 573			$ (78,563)
Ending balance, shares at Mar. 31, 2021							50,502,203																						1,100,000